25. Expenses by Nature (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses By Nature Details Narrative
Research and development expenses	R$ 55,836	R$ 50,129	R$ 41,368